ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

September 27, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

On behalf of the Ultimus Managers Trust (“Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 13 (the “Amendment”) to Registrant's registration statement on Form N-1A.  The Amendment is to be effective on September 27, 2013, pursuant to Rule 485(b) under the Securities Act of 1933.

The Amendment incorporates changes made in response to comments from the Commission staff on Post-Effective Amendment No. 9, which was filed with the Commission on July 5, 2013 and to update other information and disclosures.  The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act of 1933.

Please direct any questions regarding this filing to the undersigned at 513.587.3451.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary